Annual Total Returns[BarChart] - Transamerica AEGON High Yield Bond VP - Initial	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	4.77%	17.37%	6.60%	3.98%	(4.22%)	15.34%	7.44%	(2.35%)	14.21%	5.04%